Goodwill - Schedule of Changes In Goodwill (Details) - USD ($) $ in Thousands	1 Months Ended	11 Months Ended	12 Months Ended
	Feb. 28, 2021	Feb. 03, 2021	Feb. 29, 2020
Goodwill [Line Items]
Beginning balance	$ 752,789	$ 752,756	$ 482,378
Adjusted beginning balance	2,628,964
Currency translation adjustment	(318)	33	(130)
Ending balance	$ 2,628,646	$ 752,789	752,756
Amber Road Inc.
Goodwill [Line Items]
Acquisitions			263,317
Averetek
Goodwill [Line Items]
Acquisitions			$ 7,191